Dividends - Summary of dividends paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [Line Items]
Dividends paid during the year	$ 6,132	$ 10,334	$ 5,356
Dividends per share: paid during the year (in usd per share)	$ 3.860	$ 6.350	$ 3.070
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	3.090	2.310	1.800
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 0.930	$ 0	$ 2.430
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Previous year final dividend paid	$ 2,783	$ 2,245	$ 2,446
Interim dividend paid	1,937	1,930	1,666
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Previous year final dividend paid	0	3,032	0
Interim dividend paid	0	780	0
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Previous year final dividend paid	857	666	731
Interim dividend paid	555	556	513
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Previous year final dividend paid	0	900	0
Interim dividend paid	$ 0	$ 225	$ 0